Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies - Revenue per category

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2022	Logistics Business for the Three Month Period Ended June 30, 2022	Total for the Three Month Period Ended June 30, 2022
COA/Voyage revenue	$—	$24,519	$24,519
Time chartering revenue	$89,349	$13,808	$103,157
Port terminal revenue	$—	$25,174	$25,174
Storage fees (dry port) revenue	$—	$1,812	$1,812
Dockage revenue	$—	$1,745	$1,745
Liquid port terminal revenue	$—	$1,614	$1,614
Other	$687	$513	$1,200
Total	$90,036	$69,185	$159,221

	Dry Bulk Vessel Operations for the Three Month Period Ended June 30, 2021	Logistics Business for the Three Month Period Ended June 30, 2021	Total for the Three Month Period Ended June 30, 2021
COA/Voyage revenue	$2,803	$21,897	$24,700
Time chartering revenue	$83,064	$11,106	$94,170
Port terminal revenue	$—	$21,342	$21,342
Storage fees (dry port) revenue	$—	$16	$16
Dockage revenue	$—	$1,282	$1,282
Sale of products revenue	$—	$315	$315
Liquid port terminal revenue	$—	$1,216	$1,216
Other	$186	$397	$583
Total	$86,053	$57,571	$143,624

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2022	Logistics Business for the Six Month Period Ended June 30, 2022	Total for the Six Month Period Ended June 30, 2022
COA/Voyage revenue	$—	$44,326	$44,326
Time chartering revenue	$157,724	$25,201	$182,925
Port terminal revenue	$—	$47,991	$47,991
Storage fees (dry port) revenue	$—	$2,173	$2,173
Dockage revenue	$—	$3,107	$3,107
Sale of products revenue	$—	$1,894	$1,894
Liquid port terminal revenue	$—	$3,075	$3,075
Other	$948	$572	$1,520
Total	$158,672	$128,339	$287,011

	Dry Bulk Vessel Operations for the Six Month Period Ended June 30, 2021	Logistics Business for the Six Month Period Ended June 30, 2021	Total for the Six Month Period Ended June 30, 2021
COA/Voyage revenue	$8,016	$39,482	$47,498
Time chartering revenue	$141,317	$21,973	$163,290
Port terminal revenue	$—	$40,925	$40,925
Storage fees (dry port) revenue	$—	$124	$124
Dockage revenue	$—	$1,880	$1,880
Sale of products revenue	$—	$3,495	$3,495
Liquid port terminal revenue	$—	$2,448	$2,448
Other	$448	$467	$915
Total	$149,781	$110,794	$260,575